Related Party Transactions - Principal Transactions and Amounts Due From/To China Telecom Group (Detail) - China Telecom Group [member] - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016 [1]	Dec. 31, 2015 [1]
Disclosure of transactions between related parties [Line Items]
Purchases of telecommunications equipment and materials	¥ 4,248	¥ 5,199	¥ 5,285
Sales of telecommunications equipment and materials	3,291	2,786	2,856
Construction and engineering services	18,672	18,936	19,885
Provision of IT services	642	312	181
Receiving IT services	1,812	1,597	1,362
Receiving community services	3,028	2,871	2,860
Receiving ancillary services	16,072	13,938	12,715
Property lease income	53	36	47
Property lease expenses	654	559	673
Net transaction amount of centralized services	727	523	486
Interconnection revenues	48	60	59
Interconnection charges	193	232	468
Internet applications channel services	344	332	368
Interest on amounts due to and loans from China Telecom Group	2,720	2,928	4,048
Lease of CDMA network facilities	174	154	226
Lease of inter-provincial transmission optic fibres	13	16	22
Lease of land use rights	3	6	¥ 13
Accounts receivable	1,502	966
Prepayments and other current assets	774	798
Total amounts due from China Telecom Group	2,276	1,764
Accounts payable	22,682	21,331
Accrued expenses and other payables	1,838	1,813
Short-term debt	19,098	5,271
Long-term debt and payable	40,000	61,710
Total amounts due to China Telecom Group	¥ 83,618	¥ 90,125

[1]	restated